GENERAL INFORMATION (Details) ৳ in Millions, $ in Millions, ₸ in Billions, ₨ in Billions														1 Months Ended					2 Months Ended				3 Months Ended	12 Months Ended			13 Months Ended
	Feb. 02, 2026	Jan. 29, 2026	Oct. 24, 2025 USD ($) facility	Aug. 14, 2025 USD ($)	Aug. 13, 2025	Jun. 17, 2025 shares	May 20, 2025 shares member	May 14, 2025 shares	May 08, 2025 director	Apr. 28, 2025 shares	Apr. 02, 2025 USD ($) shares	Mar. 27, 2025 USD ($)	Jan. 29, 2025 USD ($)	May 31, 2025 USD ($) facility	May 31, 2025 PKR (₨) facility	May 31, 2025 BDT (৳) facility	Apr. 30, 2025 USD ($)	Apr. 30, 2025 PKR (₨)	Nov. 30, 2025 USD ($)	Nov. 30, 2025 KZT (₸)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 KZT (₸)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) shares	Nov. 17, 2025 USD ($)	Oct. 24, 2025 KZT (₸)	Oct. 21, 2025 USD ($)	Jul. 02, 2025 USD ($)	Jun. 16, 2025 USD ($)	Apr. 30, 2025 PKR (₨)	Jan. 30, 2025	Jan. 29, 2025 KZT (₸)	Jan. 27, 2025 USD ($)	Jul. 31, 2024 USD ($)
Maturity profile of the Group's financial liabilities
Listing expense				$ 162																				$ 162	$ 0	$ 0
Increase (decrease) through treasury share transactions, equity																								105
Percentage of bond holders represented at meeting																																		0.9583
Number of members re-elected | director									7
Unused provision reversed, other provisions																								6	11
Current income tax payables																								88	$ 179		$ 88
Bangladesh Telecommunications Regulatory Commission (BTRC)
Maturity profile of the Group's financial liabilities
Unused provision reversed, other provisions														$ 29		৳ 3,580
Bangladesh Tax Authorities
Maturity profile of the Group's financial liabilities
Unused provision reversed, other provisions																								$ 17
VEON senior unsecured term loan from GCC banks
Maturity profile of the Group's financial liabilities
Facility amount												$ 210
Borrowings term												24 months
VEON senior unsecured term loan from GCC banks | Secured Overnight Financing Rate (SOFR)
Maturity profile of the Group's financial liabilities
Borrowings, adjustment to interest rate basis												4.25%
PMCL - Bilateral Credit Facility with Habib Bank Limited
Maturity profile of the Group's financial liabilities
Borrowings term																	10 years	10 years
Proceeds from non-current borrowings																	$ 18	₨ 5
PMCL - Bilateral Credit Facility with Bank Alfalah Limited
Maturity profile of the Group's financial liabilities
Borrowings term																	10 years	10 years
Proceeds from non-current borrowings																	$ 18	₨ 5
PMCL - Bilateral Credit Facility with Bank Alfalah Limited and Habib Bank Limited
Maturity profile of the Group's financial liabilities
Proceeds from non-current borrowings																	$ 36	₨ 10
PMCL - Bilateral Credit Facility from Askari Bank Limited, Faysal Bank Limited and Meezan Bank Limited
Maturity profile of the Group's financial liabilities
Proceeds from non-current borrowings														$ 113	₨ 32
Number of bilateral facilities | facility														3	3	3
PMCL - Bilateral Credit Facility with Askari Bank Limited
Maturity profile of the Group's financial liabilities
Borrowings term														10 years	10 years	10 years
PMCL - Bilateral Credit Facility with Faysal Bank Limited
Maturity profile of the Group's financial liabilities
Borrowings term														10 years	10 years	10 years
PMCL - Bilateral Credit Facility with Meezan Bank Limited
Maturity profile of the Group's financial liabilities
Borrowings term														10 years	10 years	10 years
PMCL - Sukuk Bond Issued
Maturity profile of the Group's financial liabilities
Borrowings term																	6 months	6 months
Bonds issued																	$ 53																₨ 15
VEON MidCo BV - Senior Unsecured Notes Due 2029
Maturity profile of the Group's financial liabilities
Notional amount																															$ 200
Borrowings, interest rate (in percent)																															9.00%
KaR-Tel LLP - Bilateral Credit Facilities with Forte Bank RBK JSC
Maturity profile of the Group's financial liabilities
Borrowings term			5 years
Proceeds from non-current borrowings																			$ 29	₸ 15.0
Number of bilateral facilities | facility			2
KaR-Tel LLP - Bilateral Credit Facility 1 with Forte Bank RBK JSC
Maturity profile of the Group's financial liabilities
Facility amount			$ 74																										₸ 40.0
KaR-Tel LLP - Bilateral Credit Facility 2 with Forte Bank RBK JSC
Maturity profile of the Group's financial liabilities
Facility amount			$ 21										$ 43																₸ 11.0						₸ 22.5
Borrowings term													5 years
Proceeds from non-current borrowings																					$ 24	₸ 12.0
2024 Share Buyback
Maturity profile of the Group's financial liabilities
Share repurchase program authorized amount																																					$ 100
Increase (decrease) treasury share transactions (in shares) | shares																								53,746,450			53,746,450
Increase (decrease) through treasury share transactions, equity																								$ 100
2024 Share Buyback | ADR
Maturity profile of the Group's financial liabilities
Increase (decrease) treasury share transactions (in shares) | shares																								2,149,858			2,149,858
2025 Share Buyback - Phase 2
Maturity profile of the Group's financial liabilities
Share repurchase program authorized amount																					35
2025 Share Buyback - Phase 1
Maturity profile of the Group's financial liabilities
Share repurchase program authorized amount																																				$ 30
2025 Share Buyback - Phase 3
Maturity profile of the Group's financial liabilities
Share repurchase program authorized amount																																$ 35
2025 Share Buyback - Phase 4
Maturity profile of the Group's financial liabilities
Share repurchase program authorized amount																												$ 100
Pakistan Mobile Communications Limited Deodar
Maturity profile of the Group's financial liabilities
Current income tax payables																					$ 36		$ 158
Additional provisions, other provisions																							$ 122
Kyivstar Group Ltd.
Maturity profile of the Group's financial liabilities
Proportion of ownership interest in subsidiary																								89.60%	0.00%
Kyivstar Group Ltd. | Share based payment transactions
Maturity profile of the Group's financial liabilities
Proportion of ownership interest in subsidiary	83.60%	89.60%
Maximum | Kyivstar Group
Maturity profile of the Group's financial liabilities
Proportion of ownership interest in subsidiary					100.00%
Minimum | Kyivstar Group
Maturity profile of the Group's financial liabilities
Proportion of ownership interest in subsidiary				89.60%
Kyivstar Group
Maturity profile of the Group's financial liabilities
Fair value of identifiable net assets				$ 162
Cash and cash equivalents				178
Financial liabilities recognised as of acquisition date				16
Listing expense				162
Equity interests of acquirer				$ 324
Uklon
Maturity profile of the Group's financial liabilities
Fair value of identifiable net assets											$ 49
Cash and cash equivalents											$ 12
Percentage of voting equity interests acquired											97.00%
Purchase consideration											$ 158
Put option, equity interests to be acquired											3.00%
OLX Kazakhstan
Maturity profile of the Group's financial liabilities
Percentage of voting equity interests acquired																														100.00%
Purchase consideration																														$ 75
Deferred share plan
Maturity profile of the Group's financial liabilities
Number of share options granted (in shares) | shares																								250,000	21,921,969
Number of units forfeited (in shares) | shares																								224,087	0
Long-term incentive plan
Maturity profile of the Group's financial liabilities
Vesting period																								3 years
Burak Ozer, Group Chief Financial Officer (Group CFO) | 2021 Deferred Share Plan
Maturity profile of the Group's financial liabilities
Number of share options granted (in shares) | shares											250,000
Percentage of share options vesting on first anniversary											0.50
Percentage of share options vesting on second anniversary											0.50
General Executive Committee Members (Excluding General Counsel) | Deferred share plan
Maturity profile of the Group's financial liabilities
Number of share options granted (in shares) | shares										118,850
General Executive Committee Members (Excluding General Counsel) | Umbrella incentive plan | Equity settlement
Maturity profile of the Group's financial liabilities
Number of share options granted (in shares) | shares								8,266,750
Vesting period								3 years
Rotational General Executive Committee Members | Umbrella incentive plan | Equity settlement
Maturity profile of the Group's financial liabilities
Number of share options granted (in shares) | shares							755,825
Vesting period								3 years
Number of key management personnel granted share options in share-based payment arrangement | member							2
Former Member of the Group Executive Committee | Long-term incentive plan
Maturity profile of the Group's financial liabilities
Vesting period						3 years
Number of units forfeited (in shares) | shares						2,055,292
Omiyinka Doris | Umbrella incentive plan | Vesting securities - Tranche 1
Maturity profile of the Group's financial liabilities
Vesting percentage																								40.00%
Omiyinka Doris | Umbrella incentive plan | Vesting securities - Tranche 2
Maturity profile of the Group's financial liabilities
Vesting percentage																								40.00%
Omiyinka Doris | Umbrella incentive plan | Tranche three
Maturity profile of the Group's financial liabilities
Vesting percentage																								20.00%
Omiyinka Doris | Umbrella incentive plan | Equity settlement
Maturity profile of the Group's financial liabilities
Number of share options granted (in shares) | shares						685,000